Post-employment benefits - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	€ 77	€ 103
Other employee benefit liabilities	31	35
Employee benefit liabilities	108	138
GB
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	0	0
Other employee benefit liabilities	0	0
Employee benefit liabilities	0	0
Rest of world
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	77	103
Other employee benefit liabilities	31	35
Employee benefit liabilities	€ 108	€ 138